Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Crude oil	$ 2,645	$ 3,375
Oil products	2,161	2,196
Intermediate products	424	635
Natural gas and Liquefied Natural Gas (LNG)	101	78
Biofuels	22	13
Fertilizers	1	1
Total products	5,354	6,298
Materials, supplies and others	1,356	1,383
Total	$ 6,710	$ 7,681